CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Segment		Jun. 30, 2025 USD ($)
Segment Reporting Information [Line Items]
Revenue	$ 233,137		$ 197,007
Cost of revenues	158,231		136,682
Gross profit	74,906		60,325
Research and development expenses, net	23,718		23,930
Selling and marketing expenses	19,211		16,467
General and administrative expenses	22,618		13,027
Other operating expenses (income), net	281		3,964
Operating income (loss)	9,078		2,937
Financial income (expenses), net	3,462		(2,186)
Income before taxes on income	12,540		751
Taxes on income	841		3,083
Net income	13,381		3,834
Depreciation and amortization expenses	$ 10,423		9,942
Number of Reportable Segments | Segment	3
Additional Earn-Out Consideration	$ 7,000
Commercial [Member]
Segment Reporting Information [Line Items]
Revenue	155,771		133,277
Cost of revenues	104,654		95,933
Gross profit	51,117		37,344
Research and development expenses, net	18,380		17,032
Selling and marketing expenses	11,319		10,420
General and administrative expenses	7,327		6,630
Other operating expenses (income), net	(6,501)		5,014
Operating income (loss)	20,592		(1,752)
Depreciation and amortization expenses	7,912		7,742
Defense [Member]
Segment Reporting Information [Line Items]
Revenue	47,890		43,004
Cost of revenues	38,294		30,094
Gross profit	9,596		12,910
Research and development expenses, net	5,338		6,898
Selling and marketing expenses	6,763		5,076
General and administrative expenses	11,948	[1]	3,360
Other operating expenses (income), net	6,834		1,884
Operating income (loss)	(21,287)		(4,308)
Depreciation and amortization expenses	1,340		1,363
Peru [Member]
Segment Reporting Information [Line Items]
Revenue	29,476		20,726
Cost of revenues	15,283		10,655
Gross profit	14,193		10,071
Research and development expenses, net	0		0
Selling and marketing expenses	1,129		971
General and administrative expenses	3,343		3,037
Other operating expenses (income), net	(52)		(2,934)
Operating income (loss)	9,773		8,997
Depreciation and amortization expenses	1,171		837
Revenues from construction performance obligations	$ 11,137		$ 1,396

[1]	Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.